Pension Benefits - Changes in Benefit Obligation and Fair Value of Benefit Plans Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in fair value of plan assets:
Beginning balance	$ 73,075
Ending balance	42,775	$ 73,075
Funded status deficiency	(2,532)	(9,340)
Amounts recognized in the balance sheets:
Other long-term liabilities	2,532	9,340
Accumulated other comprehensive loss:
Net actuarial losses	(13,775)	(17,374)
Benefit obligation [Member]
Change in benefit obligation:
Beginning balance	82,415	121,604
Service cost	5,372		$ 7,726
Interest cost	2,270		2,532
Contributions by plan participants	99		365
Actuarial (gain) loss	(2,943)		(9,165)
Benefits paid	(7,979)		(9,651)
Plan settlements and amendments	(34,725)		(14,891)
Foreign currency exchange rate changes	893		(16,001)
Other	(95)		(104)
Ending balance	45,307	82,415	121,604
Change in fair value of plan assets:
Contributions by plan participants	99		365
Benefits paid	(7,979)		(9,651)
Other	(95)		(104)
Fair Value Of Plan Assets [Member]
Change in benefit obligation:
Contributions by plan participants	99		365
Benefits paid	(7,974)		(9,646)
Other	(445)		(568)
Change in fair value of plan assets:
Beginning balance	73,075	97,158
Actual return on plan assets	664		2,221
Contributions by the employer	5,517		7,858
Contributions by plan participants	99		365
Benefits paid	(7,974)		(9,646)
Plan settlements and amendments	(28,887)		(11,420)
Plan assets assumed on acquisition	0		203
Foreign currency exchange rate changes	726		(13,096)
Other	(445)		(568)
Ending balance	$ 42,775	$ 73,075	$ 97,158